Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	12 Months Ended
Dec. 31, 2021
Mining concessions, development costs, property, plant and equipment, net
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

11.   Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

(a)	Below is presented the movement:

	Balance as of					Balance as of					Balance as of
	January 1,			Sales	Reclassifications	December 31,				Reclassifications	December 31,
	2020	Additions	Disposals	(note 1(e))	and transfers	2020	Additions	Disposals	Sales	and transfers	2021
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	17,517	133	—	—	—	17,650	—	—	—	53	17,703
Mining concessions (f)	151,873	—	—	—	—	151,873	—	—	—	—	151,873
Development costs	788,044	33,233	—	(8,657)	612	813,232	31,749	—	—	—	844,981
Buildings, constructions and other	1,359,841	99	(132)	(45,624)	28,876	1,343,060	31	(11)	—	7,315	1,350,395
Machinery and equipment	912,704	4	(419)	(42,319)	13,222	883,192	5	(393)	(249)	19,842	902,397
Transportation units	8,892	—	—	(577)	94	8,409	70	(152)	(934)	269	7,662
Furniture and fixtures	12,010	3	(74)	(408)	206	11,737	33	(98)	—	98	11,770
Units in transit	3,754	—	(373)	—	—	3,381	—	(506)	—	—	2,875
Work in progress	50,365	27,322	(325)	(30)	(42,398)	34,934	40,768	(1,838)	—	(27,577)	46,287
Stripping activity asset(g)	154,090	10,752	(11,633)	—	(612)	152,597	17,653	(6,763)	—	—	163,487
Right-of-use asset (e)	11,352	6,221	(1,314)	—	—	16,259	2,973	—	—	—	19,232
Mine closure costs	310,884	31,558	—	(6,788)	—	335,654	—	(3,272)	—	—	332,382
	3,781,326	109,325	(14,270)	(104,403)	—	3,771,978	93,282	(13,033)	(1,183)	—	3,851,044
Accumulated depreciation and amortization:
Mining concessions (f)	40,259	11	—	—	—	40,270	7	—	—	—	40,277
Development costs	328,517	21,139	—	(8,657)	—	340,999	20,582	—	—	—	361,581
Buildings, construction and other	667,319	74,719	(53)	(44,096)	435	698,324	66,445	(3)	—	928	765,694
Machinery and equipment	667,937	60,034	(265)	(40,805)	(435)	686,466	56,384	(340)	(170)	—	742,340
Transportation units	7,026	607	—	(550)	—	7,083	604	(143)	(894)	—	6,650
Furniture and fixtures	9,604	614	(46)	(348)	—	9,824	601	(97)	—	—	10,328
Stripping activity asset	88,923	22,532	—	—	—	111,455	14,039	—	—	6,665	132,159
Right-of-use asset (e)	5,167	5,145	(1,231)	—	—	9,081	4,813	—	—	—	13,894
Mine closure costs	183,844	14,785	—	(6,789)	—	191,840	14,819	—	—	7,173	213,832
	1,998,596	199,586	(1,595)	(101,245)	—	2,095,342	178,294	(583)	(1,064)	14,766	2,286,755
Provision for impairment of long-lived assets:
Mine closure costs	15,290	(2,083)	—	—	—	13,207	—	(3,828)	—	(7,173)	2,206
Development costs	10,153	—	—	—	—	10,153	—	—	—	(6,665)	3,488
Property, plant and other	2,915	—	—	—	—	2,915	19,874	(1,136)	—	(928)	20,725
	28,358	(2,083)	—	—	—	26,275	19,874	(4,964)	—	(14,766)	26,419

Net cost	1,754,372					1,650,361					1,537,870

(b)	Impairment of long-lived assets

In accordance with its accounting policies and processes, each asset or CGU is evaluated annually at year-end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed.

In assessing whether impairment is required, the carrying value of the asset or CGU is compared with its recoverable amount. The recoverable amount is the higher of (i) the CGU’s fair value less costs of disposal (FVLCD) and (ii) its value in use (VIU). Given the nature of the Group’s activities, information on the fair value of an asset is usually difficult to obtain unless negotiations with potential purchasers or similar transactions are taking place. Consequently, the recoverable amount for each CGU is estimated based on discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market-based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. Capital and operating expenditure associated with our climate change initiatives are, to the extent necessary, taken into account when determining the recoverable amount of each CGU. The Group's environmental management follows industry best practices, seeking to innovate in water management and mine closure, looking forward to supporting the sustainability of operations. The use of clean technologies to reduce fresh water consumption and waste generation, together with the application of adequate environmental protection standards and procedures in the management of operations are essential for Buenaventura. The challenges that come from higher environmental and social expectations of the environment are being addressed appropriately, encouraging research to improve the prevention and control of the environmental impacts of our activities.

These cash flows were discounted using a real post-tax discount rate that reflected current market assessments of the time value of money and the risks specific to the CGU.

The estimates of quantities of recoverable minerals, production levels, operating costs and capital requirements are obtained from the planning process, including the LOM plans, one-year budgets and CGU-specific studies.

During 2021, the Group identified impairment indicators in Orcopampa, Uchucchacua, La Zanja and Río Seco. The Group evaluated and concluded that there is no impairment as a result of the analysis of the recoverable amount of said units based on their value in use for Orcopampa, Uchucchacua, and La Zanja. As a result of the analysis of the recoverable amount as of December 31, 2021 in Río Seco (which receives raw materials from Uchucchacua mining unit), the Group recognized an impairment of assets for US$19.9 million given the suspension of operations during 2021 and until the start of operations of the Uchuchacua mining unit. In addition, the La Zanja mining recognized a reversal of impairment of US$5.0 million, the main factors considered in the impairment reversal analysis were increase of prices and operation cost reduction.

During 2020, the Group identified impairment indicators in its Julcani, Orcopampa, Uchucchacua, El Brocal and La Zanja. The Group evaluated and concluded that there is no impairment as a result of the analysis of the recoverable amount of said units based on their value in use. The main factors considered in the impairment analysis were reserves, prices and mining useful lives. As a result of the analysis of the recoverable amount as of December 31, 2020, Buenaventura recognized a reversal for impairment of long-lived assets for US$2.1 million derived from the evaluation of its Julcani mining unit ( recognized a provision for impairment for US$2.1 million as of December 31, 2019). The main factors considered in the impairment analysis were the increase in metal price projections and the life of mine plans. The recoverable amounts of the Julcani mining unit are based on management’s estimations of the value in use.

During 2019, as a result of the analysis of the recoverable amount, The Group did not recognize an impairment or reversal of long-lived assets.

Key assumptions

The determination of value in use is most sensitive to the following key assumptions:

-	Production volumes
-	Commodity prices
-	Discount rate
-	Residual value

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines are computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Group’s process for the estimation of proved and probable reserves and resource estimates.

Commodity prices: Forecast commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied. These prices are reviewed at least annually.

Estimates prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

As of December 31, 2021

	2022	2023-2025
	US$	US$

Gold	1,700 /Oz	1,764 /Oz
Silver	24.00 /Oz	27.30 /Oz
Copper	8,500 /MT	8,705/MT
Lead	2,600 /MT	2,600 /MT

As of December 31, 2020

	2021	2022-2024
	US$	US$

Gold	1,800/Oz	1,747/Oz
Silver	23.00/Oz	21.20/Oz
Copper	7,250/TM	7,083/TM
Lead	1,850/TM	2,056/TM

Discount rate: In calculating the value in use, as of December 31, 2021 a discount rate after tax of 6.04%, 7.01% and 7.86% (equivalent to pre-tax rate of 9.31%, 10.81% and 12.12%) were applied to the post-tax cash flows of Buenaventura, La Zanja and Río Seco, respectively. In calculating the value in use, as of December 31, 2020, a discount rate after tax of 5.25%, 7.91% and 5.96% (equivalent to pre-tax rate of 8.09%, 12.18% and 9.19%) were applied to the post-tax cash flows of Buenaventura, El Brocal and La Zanja, respectively. These discount rates are derived from the Group’s post-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on its interest-bearing borrowings the Group is obliged to service. The Beta factors are evaluated annually based on publicly available market data.

(c)

The book value of assets held under finance leases, and assets under trustworthy equity, amounted to US$270.8 million as of December 31, 2021 (US$187.8 million as of December 31, 2020) and is presented in various items of property, plant and equipment. During 2021 and 2020, no acquisitions of assets under lease agreements were made. Leased assets are pledged as security for the related finance lease liabilities.

(d)	During 2021, 2020 and 2019, no borrowing costs were capitalized.
(e)	Right-of-use assets

The net assets for right-of-use assets maintained by the Group correspond to the following:

	2021	2020
	US$(000)	US$(000)
Transportation units	2,501	3,330
Buildings	2,088	3,370
Machinery and equipment	749	478

	5,338	7,178

During 2021, the additions to the right-of-use assets were US$3.0 million and no disposals were made (additions of US$6.2 million and disposals for US$1.3 million during 2020).

(f)	Mining concessions includes goodwill of El Brocal for an amount to US$34.0 million.
(g)

During June 2021, as a result of the reserves review, the subsidiary El Brocal wrote off the phase 6 for a total of 1,181,280 DMT at a value of US$6,763,000. The write-off corresponds to a new estimation of reserves of the superficial operation as a result of the topographical information. The balance as of December 31, 2021 of this phase is 5,730 DMT valued in US$118,000 which are expected to be produced during 2022.

In December 2020, as a result of the review of the mineral reserve balances, the subsidiary El Brocal wrote off the phase 9 for a total of 1,102,117 DMT at a value of US$11,633,000. The write-off corresponds to a loss of reserves due to variation in technical and economic parameters such as: decrease in estimated prices; increased cut-off; percentage decrease in payable items; and new block model.

(h)	Bellow is distribution of the depreciation expenses of the year:

	2021	2020
	US$(000)	US$(000)

Cost of sales	159,481	172,150
Inventories	14,089	20,708
Administrative expenses	3,730	3,752
Fixed assets	980	850
Discontinued operations, note 1(e)	14	2,126

	178,294	199,586

Minera Yanacocha SRL and subsidiary [Member]
Mining concessions, development costs, property, plant and equipment, net
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

11.   Property, plant and equipment, net

(a)	Below is presented the movement in cost:

	Opening				Transfer/Other	Final
	balance	Additions	Sales and deductions	Reversal of impairment	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2021
Cost-
Land	17,322	—	—	3,009	—	20,331
Land improvements	28,982	—	—	3,750	—	32,732
Building and constructions	276,064	—	—	58,232	2,162	336,458
Machinery and equipment	210,215	—	(9,161)	64	33,132	234,250
Leach pads	1,829,479	—	—	13,399	34,422	1,877,300
Vehicles	10,255	—	(950)	—	1,861	11,166
Furniture and fixtures	2,556	—	—	—	—	2,556
Other equipment	61,494	—	—	—	—	61,494
Work in progress	510,359	207,986	(174,475)	—	(113,990)	429,880
Mining rights	37,521	—	—	11,848	—	49,369
Right of use asset	1,045	—	—	—	—	1,045
Asset retirement and mine closure	689,240	—	(7,927)	—	—	681,313
Stripping activity asset	186,539	—	—	—	40,298	226,837
Mine development	824,156	—	—	4,293	(283)	828,166

	4,685,227	207,986	(192,513)	94,595	(2,398)	4,792,897

Accumulated depreciation and amortization
Land improvements	28,395	74	—	—	—	28,469
Building and constructions	233,110	7,171	—	—	—	240,281
Machinery and equipment	181,674	13,776	(9,162)	—	—	186,288
Leach pads	1,734,485	35,624	—	—	—	1,770,109
Vehicles	8,779	397	(948)	—	—	8,228
Furniture and fixtures	2,564	4	—	—	—	2,568
Other equipment	56,423	2,366	—	—	—	58,789
Mining rights	29,457	—	—	—	—	29,457
Right of use asset	729	268	—	—	—	997
Asset retirement and mine closure	540,708	80,129	—	—	—	620,837
Stripping activity asset	149,494	2,888	—	—	—	152,382
Mine development	679,830	7,014	—	—	—	686,844

	3,645,648	149,711	(10,110)	—	—	3,785,249

Net cost	1,039,579					1,007,648

	Opening			Transfer/Other	Final
	balance	Additions	Sales and deductions	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2020
Cost-
Land	17,053	—	—	269	17,322
Land improvements	28,982	—	—	—	28,982
Building and constructions	271,554	—	—	4,510	276,064
Machinery and equipment	216,872	—	(20,844)	14,187	210,215
Leach pads	1,817,226	—	—	12,253	1,829,479
Vehicles	9,402	—	(98)	951	10,255
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	59,262	—	—	2,232	61,494
Work in progress	436,699	143,489	—	(69,829)	510,359
Mining rights	37,521	—	—	—	37,521
Right of use asset	1,045	—	—	—	1,045
Asset retirement and mine closure	693,365	—	(4,125)	—	689,240
Stripping activity asset	151,494	—	—	35,045	186,539
Mine development	824,156	—	—	—	824,156

	4,567,187	143,489	(25,067)	(382)	4,685,227

Accumulated depreciation and amortization
Land improvements	28,315	80	—	—	28,395
Building and constructions	226,129	6,981	—	—	233,110
Machinery and equipment	184,030	18,029	(20,385)	—	181,674
Leach pads	1,694,288	40,197	—	—	1,734,485
Vehicles	8,828	49	(98)	—	8,779
Furniture and fixtures	2,560	4	—	—	2,564
Other equipment	54,132	2,291	—	—	56,423
Mining rights	29,457	—	—	—	29,457
Right of use asset	461	268	—	—	729
Asset retirement and mine closure	478,826	61,882	—	—	540,708
Stripping activity asset	147,725	1,769	—	—	149,494
Mine development	674,142	5,688	—	—	679,830

	3,528,893	137,238	(20,483)	—	3,645,648

Net cost	1,038,294				1,039,579

Additions to work in progress is primarily related to development of the Sulfides Project in 2021 and 2020. As of December 31, 2021, the Company does not have material commitments related to these projects.

The depreciation and amortization expense for the year ended December 31, 2021 and 2020 was recorded in the “Cost applicable to sales” caption in the consolidated statement of comprehensive income.

(b)	Impairment of long-lived assets -

In accordance with the accounting policies and processes, each asset or Cash Generating Unit “CGU” is evaluated annually at year end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed. The Company has two CGU’s: Yanacocha mine and the Conga project.

In December 2021, the Company performed a formal evaluation of its cash generating units and concluded that there are indicators of reversal of impairment of its Yanacocha CGU, therefore it determined the recoverable value of this CGU. As a result of this analysis for Yanacocha, the Company concluded that a reversal of impairment loss required as the recoverable amount was higher than the carrying amount of the CGU’s assets mainly explained for the increase of the gold prices and the near development of the Sulfides project.

In assessing whether impairment or reversal of impairment was required, the carrying value of the asset or CGU was compared with its recoverable amount. The recoverable amount is the higher of (i) the CGU’s fair value less costs of disposal (FVLCD) and (ii) value in use (VIU). Given the nature of the Company’s activities, information on the fair value of an asset is usually difficult to obtain unless negotiations with potential purchasers or similar transactions are taking place. The recoverable amount for Yanacocha was estimated based on the FVLCD using estimated future cash flows expected to be generated from the continued use of the CGUs. The recoverable amount for Conga was estimated based on estimated discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market-based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. These cash flows were discounted using a real pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.

Estimates included quantities of recoverable minerals, production levels, operating costs and capital requirements and sourced from the planning process, including the LOM plans, business plan and CGU-specific studies.

Key assumptions used for the impairment testing as of December 31, 2021:

Yanacocha:

The recoverable amount for the Yanacocha CGU was based on the FVLD using estimated future cash flows expected to be generated from the continued use of the CGUs using market assumptions. Based on the fair value calculated, the Company recognized an impairment reversal on Yanacocha of US$97.6 million.

Yanacocha:

The determination of FVLD was most sensitive to the following key assumptions:

-      Production volumes.

-      Commodity prices.

-      Discount rate.

-      Cost/operating income

Production volumes: Estimated production volumes are based on detailed life-of-mine plan and take into account development plans for the mine agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mine were computed using an appropriate individual economic model and key assumptions established by management. The production profile used was consistent with the reserves and resource volumes approved as part of the Company’s process for the estimation of proved and probable reserves and resource estimates.

Commodity prices: Forecasted commodity prices were based on management’s estimates and were derived from forward price curves and long-term views of global supply and demand, building on past experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied.

Estimated prices for the long-term period used to estimate future revenues were as follows:

2021	Long-term
US$

Gold (per ounce)	1,800
Silver (per ounce)	23
Copper (per pound)	3.05

2020	Long-term
US$

Gold (per ounce)	1,500
Silver (per ounce)	16
Copper (per pound)	3.00

Discount rate: In calculating the value in use, a pre-tax discount rate in a range of 8.40% to 9.60% was applied to the Conga pre-tax cash (9.38% to 10.36% as of December 31, 2020). This discount rate was derived from the Company’s pre-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU.

Sensitive Analysis

During 2021, When determining the value-in-use of the CGUs’ Conga, management estimated a pre-tax discount rate between 8.9%-9.4%, and 9.4%-10.4%, respectively. WACC is a key assumption in the determination of the recoverable amounts, and changes in WACC would impact the recoverable amounts as follows:

Regarding CGU Conga, the Company concluded that no reversal of impairment loss was appropriate, despite that recoverable amount of the CGU's assets was higher than the carrying amount, due to the sensitivity of the Conga project to the social and politic conflicts.

Sociedad Minera Cerro Verde S.A.A. [Member]
Mining concessions, development costs, property, plant and equipment, net
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

7.    Property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2021 and 2020 are shown below:

	December 31,						December 31,						December 31,
	2019	Additions		Adjustments	Disposals	Transfers	2020	Additions		Adjustments	Disposals	Transfers	2021
	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	24,905	—		—	—	—	24,905	—		—	—	5,477	30,382
Buildings and other constructions	2,548,124	—		(1)	(14)	40,895	2,589,004	—		430	(913)	7,885	2,596,406
Machinery and equipment	4,854,613	—		1	(12,814)	143,949	4,985,749	—		(430)	(14,967)	128,007	5,098,359
Transportation units	26,365	—		—	—	3,733	30,098	—		—	(1,132)	4,416	33,382
Furniture and fixtures	949	—		—	—	—	949	—		—	(377)	—	572
Other equipment	25,100	—		—	—	5,865	30,965	—		—	(92)	4,522	35,395
Construction in progress and in-transit units	158,068	161,059	(a)	(6,255)	—	(194,442)	118,430	158,599	(a)	(195)	—	(150,307)	126,527
Stripping activity asset (see Note 2(i))	852,747	92,890		—	—	—	945,637	214,192		—	—	—	1,159,829
Asset retirement costs (see Note 11(b))	166,998	37,569		—	—	—	204,567	—		(18,271)	—	—	186,296
Right-of-use assets (b)	95,441	3,328		—	(2,318)	—	96,451	4,099		—	(1,650)	—	98,900
	8,753,310	294,846		(6,255)	(15,146)	—	9,026,755	376,890		(18,466)	(19,131)	—	9,366,048

Accumulated depreciation
Buildings and other constructions	393,910	62,317		—	(14)	—	456,213	66,846		236	(914)	—	522,381
Machinery and equipment	2,040,819	277,384		—	(12,635)	—	2,305,568	279,531		(236)	(14,891)	—	2,569,972
Transportation units	15,872	1,826		—	—	—	17,698	1,969		—	(1,040)	—	18,627
Furniture and fixtures	881	23		—	—	—	904	23		—	(376)	—	551
Other equipment	19,745	1,495		—	—	—	21,240	2,942		—	(92)	—	24,090
Stripping activity asset	553,732	124,309		—	—	—	678,041	113,530		—	—	—	791,571
Asset retirement costs	26,915	4,611		—	—	—	31,526	5,388		—	—	—	36,914
Right-of-use assets (b)	10,585	11,320		—	(2,316)	—	19,589	12,459		—	(1,640)	—	30,408
	3,062,459	483,285		—	(14,965)	—	3,530,779	482,688		—	(18,953)	—	3,994,514

Net cost	5,690,851						5,495,976						5,371,534
(a)

As of December 31, 2021, additions to construction in progress and in-transit units primarily relate to (i) tailings dam projects (US$ 30.1 million), (ii) projects associated with the capitalization of main components of the mine’s heavy equipment (US$ 28.9 million), (iii) the purchase of stators for ball mills (US$ 18.7 million), (iv) the purchase of mine support equipment (US$ 17.3 million), (v) major maintenance on shovels (US$ 9.2 million), (vi) the purchase of rollers (US$ 9.0 million), (vii) belt replacement projects (US$ 7.9 million), (viii) major components of the primary crusher (US$ 4.3 million), (ix) haul trucks beds (US$ 3.2 million) and (x) projects for the optimization of the Company’s operating processes (US$ 2.5 million).

As of December 31, 2020, additions to construction in progress and in-transit units primarily relate to (i) the purchase of a new shovel and the rebuild of another shovel (US$ 37.9 million), (ii) the purchase of haul trucks (US$ 24.6 million), (iii) projects associated with the capitalization of main components of the mine heavy equipment (US$ 17.6 million), (iv) projects for the optimization of the Company’s operating processes (US$ 14.8 million), (v) the mine maintenance truck shop (US$ 13.4 million), (vi) the purchase of rollers (US$ 11.0 million), (vii) tailing dam projects related to drain expansion and jacking header extension (US$ 10.4 million) and (viii) the purchase of stators for ball mills (US$ 7.0 million).

As of December 31, 2021, additions to construction in progress include capitalized interest with an average rate of 2.88% primarily related to (i) capital projects for the maintenance truck shop (US$ 1.0 million), (ii) tailings dam projects (US$ 0.4 million), (iii) the purchase of stators for ball mills (US$ 0.2 million) and (iv) other projects (US$ 0.3 million).

As of December 31, 2020, additions to construction in progress include capitalized interest with an average rate of 3.23% primarily related to projects for the mine maintenance truck shop (US$ 1.4 million), tailing dam drain expansion and jacking header extension (US$ 0.4 million), the purchase of stators for ball mills (US$ 0.2 million) and other projects (US$ 0.5 million).

(b)Set out below are the carrying amounts of right-of-use assets recognized and the movements as of December 31, 2021 and 2020:

	December			December			December
	31, 2019	Additions	Disposals	31, 2020	Additions	Disposals	31, 2021
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	9,851	—	—	9,851	789	—	10,640
Buildings and other constructions	55,936	2,880	(2,222)	56,594	2,195	(873)	57,916
Machinery and equipment	29,654	448	(96)	30,006	1,115	(777)	30,344

	95,441	3,328	(2,318)	96,451	4,099	(1,650)	98,900

Accumulated depreciation
Land	1,255	1,642	—	2,897	1,732	—	4,629
Buildings and other constructions	6,269	6,526	(2,220)	10,575	7,480	(865)	17,190
Machinery and equipment	3,061	3,152	(96)	6,117	3,247	(775)	8,589
	10,585	11,320	(2,316)	19,589	12,459	(1,640)	30,408

Net cost	84,856			76,862			68,492